Schedule of investments
Optimum Large Cap Value Fund
December 31, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 97.99%
Communication Services — 5.25%
Alphabet Class A †	10,092	$ 29,236,928
Charter Communications Class A †	4,886	3,185,525
Comcast Class A	901,376	45,366,254
Verizon Communications	300,257	15,601,354
Walt Disney †	113,218	17,536,336
		110,926,397
Consumer Discretionary — 3.93%
Darden Restaurants	66,301	9,987,583
General Motors †	243,942	14,302,319
Lowe's	130,916	33,839,168
Marriott International Class A †	46,946	7,757,357
Target	74,319	17,200,389
		83,086,816
Consumer Staples — 5.56%
Archer-Daniels-Midland	55,583	3,756,855
Colgate-Palmolive	86,874	7,413,827
Diageo	304,251	16,621,012
Kimberly-Clark	60,962	8,712,689
Mondelez International Class A	157,212	10,424,728
Nestle	124,569	17,391,990
PepsiCo	142,820	24,809,262
Philip Morris International	22,839	2,169,705
Procter & Gamble	53,488	8,749,567
Reckitt Benckiser Group	65,432	5,616,823
Tyson Foods Class A	135,300	11,792,748
		117,459,206
Energy — 4.20%
Chevron	147,955	17,362,519
ConocoPhillips	378,591	27,326,699
EOG Resources	209,951	18,649,947
Phillips 66	79,905	5,789,916
Pioneer Natural Resources	28,995	5,273,611
Schlumberger	478,653	14,335,657
		88,738,349
Financials — 24.45%
Allstate	82,359	9,689,536
American Express	149,528	24,462,781
Aon Class A	90,723	27,267,705
Bank of America	771,021	34,302,724
Berkshire Hathaway Class B †	40,256	12,036,544
BlackRock	36,777	33,671,550
Charles Schwab	211,365	17,775,797
Chubb	113,506	21,941,845
Citigroup	276,560	16,701,458
Goldman Sachs Group	31,843	12,181,540
	Number of shares	Value (US $)
Common Stock (continued)
Financials (continued)
Hartford Financial Services Group	194,896	$ 13,455,620
Intercontinental Exchange	101,038	13,818,967
JPMorgan Chase & Co.	495,857	78,518,956
KKR & Co.	84,195	6,272,528
Marsh & McLennan	134,219	23,329,947
Moody's	13,073	5,106,052
Morgan Stanley	175,689	17,245,632
Nasdaq	84,135	17,669,191
PNC Financial Services Group	65,669	13,167,948
Progressive	171,790	17,634,244
Prudential Financial	116,642	12,625,330
State Street	178,786	16,627,098
Travelers	126,098	19,725,510
Truist Financial	367,400	21,511,270
US Bancorp	208,032	11,685,157
Wells Fargo & Co.	373,487	17,919,906
		516,344,836
Healthcare — 18.25%
Abbott Laboratories	130,085	18,308,163
AbbVie	101,796	13,783,178
AmerisourceBergen	88,612	11,775,649
Baxter International	170,872	14,667,653
Boston Scientific †	221,518	9,410,085
Bristol-Myers Squibb	227,437	14,180,697
Cigna	88,643	20,355,092
CVS Health	191,879	19,794,238
Danaher	54,290	17,861,953
Eli Lilly & Co.	46,443	12,828,485
Johnson & Johnson	329,255	56,325,653
McKesson	44,284	11,007,674
Medtronic	357,123	36,944,374
Merck & Co.	313,405	24,019,359
Pfizer	367,242	21,685,640
Roche Holding	8,639	3,583,986
Thermo Fisher Scientific	73,019	48,721,198
UnitedHealth Group	60,216	30,236,862
		385,489,939
Industrials — 15.32%
Canadian National Railway	48,545	5,964,239
Caterpillar	61,847	12,786,249
CSX	358,659	13,485,578
Eaton	102,205	17,663,068
Emerson Electric	114,412	10,636,884
Equifax	43,606	12,767,401
Honeywell International	172,775	36,025,315
Illinois Tool Works	71,983	17,765,405
NQ-OPTLV [12/21] 2/22 (2028212)    1

Schedule of investments
Optimum Large Cap Value Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Industrials (continued)
Johnson Controls International	204,087	$ 16,594,314
Lockheed Martin	42,086	14,957,785
Masco	121,139	8,506,381
Northrop Grumman	87,276	33,781,921
Otis Worldwide	39,029	3,398,255
Owens Corning	93,412	8,453,786
PACCAR	42,259	3,729,779
Parker-Hannifin	53,245	16,938,299
Quanta Services	151,103	17,325,470
Raytheon Technologies	90,130	7,756,588
Southwest Airlines †	219,754	9,414,261
Stanley Black & Decker	55,652	10,497,080
Textron	167,230	12,910,156
Trane Technologies	63,167	12,761,629
Union Pacific	77,117	19,428,086
		323,547,929
Information Technology — 9.02%
Accenture Class A	71,766	29,750,595
Analog Devices	43,364	7,622,090
Broadcom	19,147	12,740,605
Cisco Systems	198,485	12,577,995
Fidelity National Information Services	76,534	8,353,686
Fiserv †	53,627	5,565,946
Global Payments	76,575	10,351,409
Intel	255,847	13,176,121
Micron Technology	146,381	13,635,390
Microsoft	37,444	12,593,166
Motorola Solutions	48,324	13,129,631
NXP Semiconductors	41,120	9,366,314
ON Semiconductor †	251,121	17,056,138
Texas Instruments	129,854	24,473,583
		190,392,669
Materials — 4.32%
Air Products and Chemicals	43,221	13,150,422
DuPont de Nemours	133,629	10,794,551
Huntsman	302,974	10,567,733
International Flavors & Fragrances	24,939	3,757,060
Martin Marietta Materials	35,734	15,741,542
PPG Industries	103,812	17,901,341
Sherwin-Williams	37,812	13,315,874
Westrock	133,711	5,931,420
		91,159,943
Real Estate — 2.45%
American Tower	32,802	9,594,585
Boston Properties	76,561	8,818,296
	Number of shares	Value (US $)
Common Stock (continued)
Real Estate (continued)
Equity LifeStyle Properties	90,962	$ 7,973,729
Prologis	122,483	20,621,238
Public Storage	12,595	4,717,583
		51,725,431
Utilities — 5.24%
American Electric Power	80,200	7,135,394
Dominion Energy	192,494	15,122,329
Duke Energy	361,803	37,953,135
NextEra Energy	173,670	16,213,831
Southern	247,362	16,964,086
Xcel Energy	253,525	17,163,642
		110,552,417
Total Common Stock (cost $1,298,965,341)		2,069,423,932

Short-Term Investments — 1.83%
Money Market Mutual Funds — 1.83%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	9,678,623	9,678,623
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	9,678,622	9,678,622
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	9,678,622	9,678,622
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	9,678,623	9,678,623
Total Short-Term Investments (cost $38,714,490)		38,714,490

Total Value of Securities—99.82% (cost $1,337,679,831)		2,108,138,422
Receivables and Other Assets Net of Liabilities—0.18%		3,870,869
Net Assets Applicable to 100,105,608 Shares Outstanding—100.00%		$2,112,009,291
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs

2    NQ-OPTLV [12/21] 2/22 (2028212)